Fixed Assets	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Fixed Assets
Note 5 - Fixed Assets

	As at December 31,
	2022			2021
	Cost	Accumulated Depreciation	Depreciated Cost	Depreciated Cost
	Israel Shekels
R&D expenses	1,290,061	1,289,724	337	148,931
Computers	27,169	24,111	3,058	51,802
	1,317,230	1,313,835	3,395	200,733